Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Information [Abstract]
Schedule of CODM Reviews Several Key Metrics Included in Net Income (Loss) and Total Assets	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net loss and total assets, which include the following:

	March 31, 2026	December 31, 2025
Marketable securities held in Trust Account	$241,144,179	$239,042,295
Cash and Cash Equivalents	$1,124,492	$1,329,433

	For the Three Months Ended March 31,
	2026	2025
General and administrative costs	$966,218	$121,696
Interest earned on marketable securities held in Trust Account	$2,101,884	$717,933

When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income (loss) and total assets, which include the following:

	December 31, 2025	December 31, 2024
Marketable securities held in Trust Account	$239,042,295	$—
Cash	$1,329,433	$—

	For the Year Ended December 31, 2025	For the Period from November 27, 2024 (Inception) Through December 31, 2024
General and administrative costs	$2,213,588	$18,571
Interest earned on marketable securities held in Trust Account	$7,892,295	$—